Fair Value Measurements - Warrant liability (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrant Liability [Roll Forward]
Beginning balance			$ 22,234	$ 0	$ 0
Net liabilities assumed from GigCapital5					8,894
Increase due to warrant modification					200,513
Change in fair value	$ 80,043	$ (8,805)	3,581,122	$ (199,624)	(187,173)	$ 0
Ending balance	$ 105,834		$ 105,834		$ 22,234	$ 0